MAIN ACCOUNTING PRACTICES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025
Adjustment	$ 1,166,238	$ 1,140,815
Intangible assets		2,166,010
Deferred offering costs			$ 1,025,195
Research and development expenses	25,423	1,140,815
Other Assets	1,025,195	1,025,195	$ 1,025,195
Adjustment [Member]
Research and development expenses	$ 25,423	$ 1,140,815